CONVERTIBLE DEBENTURES (Details Narrative) - CAD ($)			1 Months Ended		12 Months Ended
	Mar. 12, 2023	Mar. 12, 2021	May 30, 2023	May 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Gross proceeds					$ 4,076,912	$ 3,861,593	$ 3,727,676
Principal amount					897,000
Accrued interest				$ 58,500	279,856
Convertible Debentures Series A Four [Member]
Statement [Line Items]
Gross proceeds		$ 390,000
Principal amount		1,000
Warrants Purchase		$ 1,000
Maturity date		Mar. 12, 2022
Interest rate		15.00%
Conversion price per share	$ 0.75	$ 0.50
Subscription amount		$ 390,000
Pro-rata fair values	$ 208,452	$ 181,548
Convertible Debentures Series A Three [Member]
Statement [Line Items]
Conversion price per share		$ 0.50
Convertible Debentures Series A Five [Member]
Statement [Line Items]
Gross proceeds				897,000
Principal amount				390,000
Warrants Purchase				$ 1,000
Maturity date				May 31, 2023
Interest rate				15.00%
Conversion price per share				$ 0.36
Exercise price of per share				$ 1.25
Subscription amount				$ 897,000
Equity portion of convertible debt				678,433			$ 45,762
Accrued interest				58,500
Transfer loss in the amount				$ 99,635
InterestExpenses					134,093	$ 134,551
Common share purchase warrants				1,000
Company issued an aggregateof Debenture				$ 488,500
Remaining amont				448,500
Settlement of outstanding Loans amount				390,000
Convertible Debentures Series Two [Member]
Statement [Line Items]
Subscription amount				$ 897,000
Fair value amount			$ 897,000
Loss on settlement fees			$ 218,567		$ 279,856